Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of accrued expenses and other liabilities [Abstract]
Government authorities	$ 13,675	$ 7,033
Accrued expenses	18,799	16,362
Accrued interest – Series B Debentures	1,167	1,334
Accrued royalties to the IIA (Note 11a)	223	433
Accrued expenses and other liabilities	$ 33,864	$ 25,162